Schedule of Investments
May 31, 2026 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.98%

Aircraft - 3.26%
The Boeing Co. (2)	3,640	841,386

Aircraft Engines & Engine Parts - 2.79%
RTX Corp.	4,000	718,640

Beverages - 2.15%
The Coca-Cola Co.	7,000	553,070

Computer Peripheral Equipment - 1.53%
Palo Alto Networks, Inc. (2)	1,400	394,366

Electric Services - 3.26%
American Electric Power Co., Inc.	2,000	253,340
NextEra Energy, Inc.	6,750	587,318

		840,658

Electromedical & Electrotherapeutic Apparatus - 1.30%
Medtronic plc (Ireland)	4,525	333,990

Electronic Computers - 4.24%
Apple, Inc.	3,504	1,093,458

Fire, Marine & Casualty Insurance - 3.26%
Berkshire Hathaway, Inc. Class B	1,100	521,928
Progressive Corp.	1,670	317,968

		839,896

Hospital & Medical Service Plans - 1.16%
UnitedHealth Group, Inc.	785	298,543

Industrial Inorganic Chemicals - 2.32%
Linde plc (United Kingdom)	1,200	597,228

Industrial Instruments For Measurement, Display & Control - 4.99%
MKS Instruments, Inc.	3,970	1,287,312

Measuring & Controlling Devices - 1.71%
Thermo Fisher Scientific, Inc.	895	440,796

Motor Vehicles & Passenger Car Bodies - 2.64%
Ford Motor Co.	39,000	680,160

National Commercial Banks - 4.59%
Bank of America Corp.	9,600	495,360
JPMorgan Chase & Co.	2,300	688,413

		1,183,773

Petroleum Refining- 1.63%
Exxon Mobil Corp.	2,900	421,254

Pharmaceutical Preparations - 8.00%
Eli Lily & Co.	635	701,675
Johnson & Johnson	3,400	766,122
Merck & Co., Inc.	5,000	593,600

		2,061,397

Retail - Catalog & Mail-Order Houses - 3.99%
Amazon.com, Inc. (2)	3,800	1,028,432

Retail - Lumber & Other Building Materials Dealers - 1.81%
The Home Depot, Inc.	1,470	466,196

Retail-Variety Stores - 1.69%
Dollar General Corp.	3,935	435,250

Semiconductors & Related Devices - 11.51%
Broadcom, Inc.	2,300	1,027,571
Micron Technology, Inc.	800	776,800
NVIDIA Corp.	5,500	1,161,270

		2,965,641

Services - Business Services - 1.96%
Visa, Inc. Class A	1,550	505,858

Services - Computer Programming, Data Processing, Etc. - 8.52%
Alphabet, Inc. Class A	3,600	1,369,224
Meta Platforms, Inc. Class A	1,305	825,426

		2,194,650

Services - Equipment Rental & Leasing - 2.70%
United Rentals, Inc.	700	696,969

Services - Medical Laboratories - 1.98%
Laboratory Corp. of America Holdings	1,960	509,718

Services-Miscellaneous Amusement & Recreation - 1.81%
The Walt Disney Co. (2)	4,590	467,400

Services - Prepackaged Software - 9.60%
Cloudflare, Inc. (2)	2,900	701,278
Dynatrace, Inc. (2)	4,105	174,832
Microsoft Corp.	1,967	885,622
Palantir Technologies, Inc. (2)	1,022	159,984
ServiceNow, Inc. (2)	1,355	168,521
Snowflake, Inc. (2)	1,500	383,325

		2,473,562

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.71%
The Procter & Gamble Co.	3,068	440,442

Surgical & Medical Instruments & Apparatus - 1.87%
Stryker Corp.	1,580	482,042

Total Common Stock	(Cost $ 11,215,925)	25,252,088

Real Estate Investment Trusts - 1.33%

American Tower Corp.	1,840	344,006

Total Registered Investment Companies	(Cost $ 300,523)	344,006

Money Market Registered Investment Companies - 0.69%

Federated Treasury Obligation Fund - Institutional Shares - 3.45% (3)	177,131	177,131

Total Money Market Registered Investment Companies	(Cost $ 177,131)	177,131

Total Investments - 100.00%	(Cost $ 11,693,579)	25,773,225

Liabilities Less Other Assets - 0.00%		(403)

Total Net Assets - 100.00%		25,772,822

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$25,773,225	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,773,225	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.